DERIVATIVE LIABILITIES - Narrative Top-Up Rights (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2021	Sep. 30, 2025	Sep. 30, 2024
Disclosure of financial liabilities [line items]
Private placement (in shares)	14,584,098	7,562,447	17,322,915
Proportion of ownership interests held by non-controlling interests	19.90%
Liabilities		$ 213,081	$ 101,871
Gains (losses) on financial instruments		8,614
TOP-UP OPTIONS
Disclosure of financial liabilities [line items]
Gains (losses) on financial instruments		(22,483)	(6,208)
TOP-UP OPTIONS
Disclosure of financial liabilities [line items]
Liabilities	$ 2,740	$ 28,821	$ 6,338